Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 273,000
Previously Paid Amount	0.00
Total Fee Amount	40.29
Total Offset Amount	0.00
Net Fee	40.29
Narrative - Max Aggregate Offering Price	$ 273,000
Final Prospectus	true